Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Lubricants	$ 1,160	$ 533
Gas cylinders	66	59
Bunkers	0	664
Total	$ 1,226	$ 1,256